Cover	Mar. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2026
Entity Registrant Name	Silvaco Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42043
Entity Tax Identification Number	27-1503712
Entity Address, Address Line One	4701 Patrick Henry Drive
Entity Address, Address Line Two	Building #23
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	567-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SVCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001943289
Current Fiscal Year End Date	--12-31